Share Capital/Treasury Shares - Summary of Treasury Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	0	69,302	140,867
Treasury shares value, Beginning	$ 0	$ 68	$ 1,647
Restricted shares vested			(11,647)
Restricted shares vested, subscription price per share			$ 1
Restricted shares vested, value			$ (21)
Early exercised share options vested	0	(69,302)	(59,918)
Early exercised share options vested, subscription price per share		$ 26	$ 26
Early exercised share options vested, value	$ 0	$ (68)	$ (1,558)
Number of treasury shares, Ending	0	0	69,302
Treasury shares value, Ending	$ 0	$ 0	$ 68
Maxpro Capital Acquisition Corp. [Member]
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	0	4,967	10,097
Treasury shares value, Beginning	$ 0	$ 68	$ 1,647
Restricted shares vested			(835)
Restricted shares vested, subscription price per share			$ 14
Restricted shares vested, value			$ (21)
Early exercised share options vested	0	(4,967)	(4,295)
Early exercised share options vested, subscription price per share		$ 363	$ 363
Early exercised share options vested, value	$ 0	$ (68)	$ (1,558)
Number of treasury shares, Ending	0	0	4,967
Treasury shares value, Ending	$ 0	$ 0	$ 68